Parent entity information (Tables)	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Parent entity financial information
Set out below is the supplementary information about the parent entity.

	Parent
	2024 A$’000	2023 A$’000

Statement of profit or loss and other comprehensive income
Loss after income tax	(24,008)	(20,863)

Total comprehensive loss	(24,008)	(20,863)

	2024 A$’000	2023 A$’000

Statement of financial position
Total current assets	3,048	4,645
Total assets	18,488	21,915
Total current liabilities	25,529	7,003
Total liabilities	31,335	15,472
Equity
Contributed equity	101,638	97,452
Reserves	4,225	4,423
Accumulated losses	(118,710)	(95,432)

Total equity	(12,847)	6,443